Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

	IT software	Total
	£ 000	£ 000
Cost or valuation
At January 1, 2023	3,916	3,916
Additions	159	159
Disposals	(210)	(210)
At December 31, 2023	3,865	3,865
Additions	—	—
Disposals	(21)	(21)
At December 31, 2024	3,844	3,844
Accumulated amortization
At January 1, 2023	1,868	1,868
Amortization charge	1,164	1,164
Depreciation on disposals	(185)	(185)
At December 31, 2023	2,847	2,847
Amortization charge	885	885
Depreciation on disposals	(20)	(20)
At December 31, 2024	3,712	3,712
Net book value
At December 31, 2024	132	132
At December 31, 2023	1,018	1,018